FORTIS EQUITY PORTFOLIOS, INC.
Value Fund

Supplement to Fortis Stock Funds Prospectus
Dated January 1, 1998

The following information supersedes any contrary information contained on pages 20-21 of the Stock Fund's Prospectus in the section entitled "Portfolio Management":

Daniel Dubin is no longer involved in the management of the Value Fund.